Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Company Held Significant Investment
Affiliated companies in which the Company held a significant investment at December 31, 2013, included:

Entity	Ownership Interest Percentage at December 31, 2013
RTS Packaging JVCO	35.0%
Cascades Conversion, Inc.	50.0%
Cascades Sonoco, Inc.	50.0%
Showa Products Company Ltd.	20.0%
Conitex Sonoco Holding BVI Ltd.	30.0%